Deferred costs and other intangibles - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,907,000	$ 1,907,000
Amortization of deferred financing costs	$ 666,000	$ 852,000